Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Schedule of intangible assets

	Useful Life		Average remaining amortization		Gross balance		Accumulated Amortization		Net balance
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Other Intangible Assets:
Goodwill	―	―	―	―	16,714	16,714	―	―	16,714	16,714
Intangible assets arising from business combinations	―	―	―	―	56,249	56,249	(39,553)	(39,553)	16,696	16,696
Software or computer programs	6	6	5	5	144,968	163,511	(92,907)	(105,204)	52,061	58,307
Total					217,931	236,474	(132,460)	(144,757)	85,471	91,717

Schedule of changes in intangible assets
	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2018	16,714	56,249	122,480	195,443
Acquisitions	―	―	23,512	23,512
Disposals	―	―	(1,024)	(1,024)
Impairment loss	―	―	―	―
Balance as of December 31, 2018	16,714	56,249	144,968	217,931
Acquisitions	―	―	20,928	20,928
Disposals	―	―	(1,759)	(1,759)
Reclassification	―	―	(276)	(276)
Impairment loss	―	―	(350)	(350)
Balance as of December 31, 2019	16,714	56,249	163,511	236,474

Accumulated Amortization
Balance as of January 1, 2018	―	(39,553)	(83,435)	(122,988)
Amortization for the year	―	―	(10,496)	(10,496)
Disposals	―	―	1,024	1,024
Balance as of December 31, 2018	―	(39,553)	(92,907)	(132,460)
Amortization for the year	―	―	(12,875)	(12,875)
Disposals	―	―	316	316
Reclassification	―	―	262	262
Balance as of December 31, 2019	―	(39,553)	(105,204)	(144,757)

Net balance as of December 31, 2018	16,714	16,696	52,061	85,471
Net balance as of December 31, 2019	16,714	16,696	58,307	91,717

(1)	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.
(2)	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.

Schedule of commitments for technological developments
	Amount of Commitment
	2018	2019
	MCh$	MCh$
Software and licenses	11,806	7,151

Schedule of goodwill allocated to individual business segments
	2018	2019
Business Segments	MCh$	MCh$
Retail	5,928	5,928
Wholesale	2,135	2,135
Treasury and money market operations	4,513	4,513
Subsidiaries	4,138	4,138
Total	16,714	16,714